Employee Benefit Obligations - Summary of Post Employment Obligations Associated with Defined Benefits Plan (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Abstract]
Post-employment obligations	$ 57,081,924	$ 59,934,127	$ 55,023,456
Total post-employment obligations, net	$ 57,081,924	$ 59,934,127	$ 55,023,456